Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating revenues
Total operating revenues	$ 1,221,187	$ 957,322	$ 742,266
Other operating gains	29,902	3,422	10,206
Operating expenses
Voyage expenses and commission	353,098	395,482	377,772
Contingent rental (income) expense	14,568	(2,607)	(19,738)
Ship operating expenses	183,063	157,007	130,623
Charter hire expenses	9,557	8,471	21,244
Administrative expenses	44,238	45,019	37,294
Depreciation	138,770	117,850	122,566
Total operating expenses	743,294	721,222	669,761
Net operating income	507,795	239,522	82,711
Other income (expenses)
Interest income	705	1,506	843
Interest expense	(72,160)	(94,461)	(93,275)
Unrealized gain (loss) on marketable securities	(2,491)	1,737	(3,526)
Gain on sale of shares	0	0	1,026
Share of results of associated company	(4,424)	1,681	246
Foreign currency exchange gain (loss)	2,035	(26)	(869)
Gain (loss) on derivatives	(18,577)	(10,069)	4,256
Other non-operating items, net	109	403	506
Net other expenses	(94,803)	(99,229)	(90,793)
Net income (loss) before income taxes and non-controlling interest	412,992	140,293	(8,082)
Income tax benefit (expense)	14	(307)	(316)
Net income (loss)	413,006	139,986	(8,398)
Net income attributable to non-controlling interest	(131)	(14)	(482)
Net income (loss) attributable to the Company	$ 412,875	$ 139,972	$ (8,880)
(Loss) earnings per share attributable to Frontline Ltd. stockholders:
Basic earnings (loss) per share attributable to the Company (in dollars per share)	$ 2.11	$ 0.81	$ (0.05)
Diluted earnings (loss) per share attributable to the Company (in dollars per share)	$ 2.09	$ 0.78	$ (0.05)
Voyage charter revenues
Operating revenues
Total operating revenues	$ 1,013,068	$ 887,495	$ 690,901
Time charter revenues
Operating revenues
Total operating revenues	185,788	35,433	26,067
Finance lease interest income
Operating revenues
Total operating revenues	0	690	1,293
Other income
Operating revenues
Total operating revenues	$ 22,331	$ 33,704	$ 24,005